Non-Current Assets - Plant and Equipment - Disclosure of Non-Current Assets - Plant and Equipment (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	$ 52,950	$ 26,449
Exchange differences	59	566
Additions	19,348	41,434
Disposals	(450)	0
Depreciation charge	(22,551)	(15,499)
Closing net book amount	49,356	52,950
Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	24,629	11,273
Exchange differences	(431)	353
Additions	7,705	17,027
Disposals	0	0
Depreciation charge	(7,434)	(4,024)
Closing net book amount	24,469	24,629
Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	15,904	14,833
Exchange differences	338	226
Additions	11,643	11,051
Disposals	(450)	0
Depreciation charge	(10,318)	(10,206)
Closing net book amount	17,117	15,904
Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	12,417	343
Exchange differences	152	(13)
Additions	0	13,356
Disposals	0	0
Depreciation charge	(4,799)	(1,269)
Closing net book amount	7,770	12,417
Cost or Fair Value [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	644,395	594,806
Closing net book amount	665,868	644,395
Cost or Fair Value [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	548,380	524,746
Closing net book amount	557,872	548,380
Cost or Fair Value [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	73,966	61,585
Closing net book amount	85,738	73,966
Cost or Fair Value [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	22,049	8,475
Closing net book amount	22,258	22,049
Accumulated Amortization and Impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(591,445)	(568,357)
Closing net book amount	(616,512)	(591,445)
Accumulated Amortization and Impairment [member] | Plant and Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(523,751)	(513,473)
Closing net book amount	(533,403)	(523,751)
Accumulated Amortization and Impairment [member] | Computers [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(58,062)	(46,752)
Closing net book amount	(68,621)	(58,062)
Accumulated Amortization and Impairment [member] | Furniture and Fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening net book amount	(9,632)	(8,132)
Closing net book amount	$ (14,488)	$ (9,632)